UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

New America Growth Fund	March 31, 2015

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.8%		
CONSUMER DISCRETIONARY 16.6%		
Auto Components 0.1%		
Gentherm (1)	94,900	4,794
		4,794
Automobiles 0.4%		
Tesla Motors (1)	83,000	15,668
		15,668
Hotels, Restaurants & Leisure 2.8%		
Chipotle Mexican Grill (1)	83,200	54,125
Starbucks	488,373	46,249
Wynn Resorts	85,200	10,725
Yum! Brands	136,400	10,737
		121,836
Household Durables 0.9%		
Harman International	214,324	28,640
Lennar, Class A	214,585	11,118
		39,758
Internet & Catalog Retail 6.6%		
Amazon.com (1)	342,500	127,444
Ctrip.com International, ADR (1)	111,400	6,530
Netflix (1)	161,500	67,296
Priceline (1)	44,600	51,921
Qunar Cayman Islands, ADR (1)	321,704	13,270
TripAdvisor (1)	261,500	21,749
		288,210
Media 1.8%		
Liberty Global, Class A (1)	268,000	13,794
Liberty Global, Class C (1)	276,900	13,792

Walt Disney	463,370	48,603
		76,189
Specialty Retail 2.0%		
CarMax (1)	203,800	14,064
Home Depot	120,500	13,690
Lowe's	627,900	46,710
Tiffany	157,700	13,879
		88,343
Textiles, Apparel & Luxury Goods 2.0%		
Kate Spade (1)	578,939	19,331
Nike, Class B	617,400	61,944
Richemont, Class A (CHF)	65,205	5,249
		86,524
Total Consumer Discretionary		721,322
CONSUMER STAPLES 4.2%		
Beverages 1.3%		
Boston Beer, Class A (1)	36,645	9,799
PepsiCo	508,600	48,632
		58,431
Food & Staples Retailing 2.4%		
CVS Health	870,800	89,875
Whole Foods Market	237,400	12,364
		102,239
Food Products 0.5%		
Keurig Green Mountain	153,200	17,117
Mondelez International	125,800	4,540
		21,657
Total Consumer Staples		182,327

Insurance 0.4%		
FNF	485,000	17,829
		17,829
Real Estate Investment Trusts 0.4%		
American Tower, REIT	48,200	4,538
Crown Castle International, REIT	177,739	14,671
		19,209
Total Financials		316,260
HEALTH CARE 22.9%		
Biotechnology 10.2%		
ACADIA Pharmaceuticals (1)	423,174	13,791
Acceleron Pharma (1)	107,376	4,087
Agios Pharmaceuticals (1)	40,300	3,800
Alexion Pharmaceuticals (1)	381,100	66,045
Alnylam Pharmaceuticals (1)	168,095	17,552
Biogen (1)	207,900	87,784
BioMarin Pharmaceutical (1)	45,000	5,608
Bluebird Bio (1)	61,600	7,439
Gilead Sciences (1)	437,569	42,939
Incyte (1)	153,100	14,033
Insmed (1)	215,700	4,487
Intercept Pharmaceuticals (1)	34,800	9,814
Isis Pharmaceuticals (1)	163,100	10,385
Ophthotech (1)	89,800	4,178
Puma Biotechnology (1)	48,300	11,404
Regeneron Pharmaceuticals (1)	154,200	69,618
Synageva BioPharma (1)	26,400	2,575
T2 Biosystems (1)	190,700	2,960
TESARO (1)	121,400	6,968
United Therapeutics (1)	14,700	2,535

Shire, ADR	139,300	33,333
		216,123
Total Health Care		992,509
INDUSTRIALS & BUSINESS SERVICES 11.9%		
Aerospace & Defense 2.2%		
Boeing	477,400	71,648
Precision Castparts	63,900	13,419
United Technologies	74,400	8,720
		93,787
Air Freight & Logistics 1.5%		
FedEx	397,800	65,816
		65,816
Airlines 2.9%		
American Airlines	887,400	46,837
Delta Air Lines	1,722,300	77,434
		124,271
Commercial Services & Supplies 0.3%		
Tyco International	355,300	15,299
		15,299
Industrial Conglomerates 2.7%		
Danaher	614,000	52,129
Roper Industries	391,600	67,355
		119,484
Machinery 0.9%		
Flowserve	386,667	21,843
PACCAR	121,100	7,646
Pall	91,400	9,176
		38,665

Professional Services 0.6%		
Equifax	278,183	25,871
		25,871
Road & Rail 0.8%		
Canadian Pacific Railway	36,400	6,650
Kansas City Southern	283,448	28,935
		35,585
Total Industrials & Business Services		518,778
INFORMATION TECHNOLOGY 30.8%		
Communications Equipment 1.0%		
Palo Alto Networks (1)	44,700	6,530
QUALCOMM	534,700	37,076
		43,606
Internet Software & Services 16.5%		
Akamai Technologies (1)	384,611	27,325
Alibaba Group Holding, ADR (1)	946,199	78,762
Baidu, ADR (1)	433,492	90,340
Facebook (1)	1,136,700	93,454
Google, Class A (1)	15,300	8,487
Google, Class C (1)	246,900	135,301
GrubHub (1)	462,990	21,015
IAC/InterActiveCorp	144,800	9,770
LendingClub (1)	251,048	4,933
LinkedIn (1)	93,550	23,374
Pandora Media (1)	1,184,900	19,207
Tencent Holdings (HKD)	2,606,500	49,308
Twitter (1)	1,770,200	88,652
VeriSign (1)	198,839	13,316
Yahoo! (1)	947,700	42,111

Zillow (1)	111,700	11,203
		716,558
IT Services 4.0%		
Fiserv (1)	290,674	23,080
MasterCard, Class A	326,900	28,241
Visa, Class A	1,905,600	124,645
		175,966
Semiconductor & Semiconductor Equipment 0.1%		
ARM Holdings (GBP)	135,773	2,223
		2,223
Software 4.5%		
Autodesk (1)	173,300	10,162
Microsoft	1,461,800	59,430
NetSuite (1)	167,706	15,556
salesforce.com (1)	409,868	27,383
ServiceNow (1)	506,190	39,878
Splunk (1)	198,400	11,745
Workday (1)	380,343	32,105
		196,259
Technology Hardware, Storage & Peripherals 4.7%		
Apple	1,468,200	182,688
SanDisk	306,300	19,487
		202,175
Total Information Technology		1,336,787
MATERIALS 2.6%		
Chemicals 2.4%		
Ashland	82,800	10,541
EI du Pont de Nemours	153,500	10,970
Minerals Technologies	33,300	2,434

Monsanto	111,300	12,526
Praxair	71,200	8,597
RPM	91,200	4,377
Sherwin-Williams	193,500	55,050
		104,495
Construction Materials 0.2%		
Martin Marietta Materials	72,924	10,195
		10,195
Total Materials		114,690
TELECOMMUNICATION SERVICES 0.2%		
Wireless Telecommunication Services 0.2%		
SoftBank (JPY)	188,200	10,940
Total Telecommunication Services		10,940
Total Common Stocks (Cost $3,146,120)		4,292,296
PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
FlipKart, Series G, Acquisition Date: 12/17/14 Cost $5,356 (1)(2)(3)	44,721	5,356
Total Preferred Stocks (Cost $5,356)		5,356
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series C, Acquisition Date: 1/30/14 Cost $6,721 (1)(2)(3)	351,865	6,721

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1985. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $ 0 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $3,195,137,000. Net unrealized gain aggregated $1,142,193,000 at period-end, of which $1,196,560,000 related to appreciated investments and $54,367,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015